LEASES - Maturities of lease liabilities (Details)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
Leases Commitment
2027	¥ 3,060,814	$ 451,108
2028	2,372,064	349,599
2029	997,173	146,965
Total leases commitment	6,430,051	947,672
Less: imputed interest	(214,226)	(31,573)
Present value of lease liabilities	6,215,825	916,099	¥ 2,843,058
Operating lease liabilities - current	2,924,605	431,033	1,761,231
Operating lease liabilities - non-current	¥ 3,291,220	$ 485,066	¥ 1,081,827